INCOME TAX - Year of Expiration and Amount of Available Unused Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 32,557	$ 20,660
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	0	4,054
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,135	2,955
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,262	1,773
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,535	3,011
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	6,645	5,887
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	13,111	0
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	184	184
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	736	0
No expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 4,949	$ 2,796